11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of financial assets measured at fair value by level

As at December 31, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash	$205,238	$-	$-	$205,238
Due from optionees	61,249	-	-	61,249
Other receivables	28,494	-	-	28,494
Property deposits	1,561	-	-	1,561
	$296,542	$-	$-	$296,542

As at December 31, 2019	Level 1	Level 2	Level 3	Total
Assets:
Cash	$58,343	$-	$-	$58,343
Due from optionees	31,622	-	-	31,622
Other receivables	29,096	-	-	29,096
Property deposits	17,500	-	-	17,500
	$136,561	$-	$-	$136,561